Note 4 - Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2015	2016
Bunkers	1,116,604	1,231,188
Lubricants	1,799,650	1,577,935

Total	2,916,254	2,809,123